Inventory - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Inventory expensed to cost of goods sold	$ 186.4	$ 234.2
Non-cash expense related to changes in fair value of inventory sold	54.2	72.7
Inventory write-down	93.4	73.4
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-down	45.6	28.5
Changes in fair value of inventory sold
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-down	$ 47.8	$ 44.9